UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number       811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULES OF INVESTMENTS.

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.0%
AIR TRANSPORT	0.9%
CPI AEROSTRUCTURES, INC.*		18,100	$171,950

AUTO PARTS	5.0%
AMERIGON, INC.*		73,400	934,382

BACK OFFICE SUPPORT	1.9%
CRA INTERNATIONAL, INC.*		6,900	138,069
ON ASSIGNMENT, INC.*		29,000	205,030
			343,099

BANKS - DIVERSIFIED	3.0%
BRYN MAWR BANK CORP.		13,600	225,352
CARDINAL FINANCIAL CORP.		22,400	193,088
EAGLE BANCORP, INC.*		4,700	55,319
FIRST SAVINGS FINANCIAL GROUP, INC.*		5,000	76,250
			550,009

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	3.0%
BOFI HLDG., INC.*		31,744	427,274
UNITED FINANCIAL BANCORP, INC.		8,800	120,472
			547,746

COMMERCIAL SERVICES	2.3%
LML PAYMENT SYSTEMS, INC.*		37,300	65,648
MASTECH HLDGS., INC.*		3,800	10,868
POINTS INTERNATIONAL LTD.*		36,200	355,122
			431,638

COMMUNICATIONS	3.7%
CERAGON NETWORKS LTD.*		16,000	152,800
CLEARONE COMMUNICATIONS, INC.*		33,300	163,836
OPLINK COMMUNICATIONS, INC.*		11,600	175,624
PROCERA NETWORKS, INC.*		19,700	189,120
			681,380

COMPUTER SERVICES SOFTWARE & SYSTEMS	9.9%
BSQUARE CORP.*		38,200	169,990
DIGIMARC CORP.*		15,000	380,700
EGAIN COMMUNICATIONS CORP.*		14,300	67,639
GSE SYSTEMS, INC.*		25,500	44,880
KENEXA CORP.*		5,300	82,892
KEYNOTE SYSTEMS, INC.		10,600	223,978
MAGIC SOFTWARE ENTERPRISES LTD.*		7,900	32,469
VIRTUSA CORP.*		11,500	151,800
WEB.COM GROUP, INC.*		52,500	366,450
ZIX CORP.*		119,400	318,798
			1,839,596

COMPUTER TECHNOLOGY	4.7%
DATALINK CORP.*		29,195	198,526
MITEK SYSTEMS, INC.*		33,700	311,725
SILICOM LTD.*		16,700	231,629
SILICON GRAPHICS INTERNATIONAL CORP.*		9,100	108,472
XATA CORP.*		14,500	24,215
			874,567

CONTROL & FILTER	0.0%
ALLIED MOTION TECHNOLOGIES, INC.		1,700	8,432

DIVERSIFIED CHEMICALS	1.5%
ADA-ES, INC.*		17,900	273,333

DIVERSIFIED MANUFACTURING OPERATIONS	1.7%
LYDALL, INC.*		34,800	309,720

DIVERSIFIED METALS & MINERALS	0.2%
OPTICAL CABLE CORP.		13,600	44,431

DRUG & GROCERY STORE CHAINS	0.3%
QKL STORES, INC.*		41,900	50,280

EDUCATION SERVICES	2.5%
HEALTHSTREAM, INC.*		25,500	327,165
NATIONAL AMERICAN UNIVERSITY HLDGS., INC.		20,015	143,308
			470,473

ELECTRICAL SCIENTIFIC INSTRUMENTS	0.4%
TII NETWORK TECHNOLOGIES, INC.*		34,200	67,374

ELECTRONICS COMPONENTS	8.6%
ACACIA RESEARCH CORP.*		29,700	1,068,903
KEMET CORP.*		43,900	313,885
LECROY CORP.*		26,600	210,140
ORBIT/FR, INC.*		8,800	10,560
			1,603,488

ENGINEERING & CONTRACTING SERVICES	3.1%
MISTRAS GROUP, INC.*		33,100	581,236

FORMS & BULK PRINTING SERVICES	1.0%
MULTI-COLOR CORP.*		8,600	194,274

GAUGES & METERS	2.7%
CLEARFIELD, INC.*		11,500	67,850
MEASUREMENT SPECIALTIES, INC.*		14,600	379,016
PERCEPTRON, INC.*		11,300	61,133
			507,999

GOLD	1.0%
RICHMONT MINES, INC.*		17,900	189,203

HEALTHCARE SERVICES	4.2%
IPC THE HOSPITALIST CO., INC.*		10,480	374,031
MEDIDATA SOLUTIONS, INC.*		24,200	397,848
			771,879

HOUSEHOLD EQUIPMENT & PRODUCTS	0.8%
SUMMER INFANT, INC.*		21,500	141,900

INDUSTRIAL MACHINERY	6.4%
HARDINGE, INC.		23,400	191,882
KADANT, INC.*		11,300	200,688
MANITEX INTERNATIONAL, INC.*		29,700	105,732
TAYLOR DEVICES, INC.*		800	5,840
TWIN DISC, INC.		26,000	693,420
			1,197,562

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	3.3%
ENDOLOGIX, INC.*		40,500	406,620
IMRIS, INC.*		52,100	203,190
			609,810

METAL FABRICATING	0.2%
NN, INC.*		6,100	30,805

OIL CRUDE PRODUCER	5.1%
BARNWELL INDUSTRIES, INC.*		8,900	31,106
CARRIZO OIL & GAS, INC.*		8,800	189,684
GEORESOURCES, INC.*		27,900	496,341
PANHANDLE OIL & GAS, INC.		7,900	224,123
			941,254

OIL WELL EQUIPMENT & SERVICES	0.9%
MITCHAM INDUSTRIES, INC.*		15,000	168,000

PAINTS & COATINGS	0.4%
CHASE CORP.*		7,500	80,625

PAPER	0.8%
THE LGL GROUP, INC.*		16,300	143,440

PHARMACEUTICALS	6.1%
DUSA PHARMACEUTICALS, INC.*		116,400	430,680
HI-TECH PHARMACAL CO., INC.*		17,700	594,720
ISTA PHARMACEUTICALS, INC.*		31,700	109,365
			1,134,765

POWER TRANSMISSION EQUIPMENT	1.6%
ACTIVE POWER, INC.*		232,800	300,312

RENTAL & LEASING SERVICES - CONSUMER	0.9%
CAI INTERNATIONAL, INC.*		5,400	63,288
ELECTRO RENT CORP.		7,200	99,432
			162,720

SEMICONDUCTORS & COMPONENTS	2.5%
ALLIANCE FIBER OPTIC PRODUCTS, INC.*		14,100	100,625
IXYS CORP.*		28,600	311,168
KOPIN CORP.*		16,100	55,223
			467,016

SPECIALTY MACHINERY	0.9%
HURCO COMPANIES, INC.*		8,400	169,512

SPECIALTY RETAIL	4.4%
BODY CENTRAL CORP.*		35,800	650,128
STAMPS.COM, INC.*		8,400	171,696
			821,824

TEXTILES - APPAREL & SHOES	2.5%
G-III APPAREL GROUP LTD.*		20,400	466,344

WHOLESALE & INTERNATIONAL TRADE	0.6%
KSW, INC.		11,200	35,616
WAYSIDE TECHNOLOGY GROUP, INC.		7,500	75,000
			110,616

TOTAL EQUITIES
(COST: $18,596,287)			$18,392,994

PREFERRED STOCK	1.5%
BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING
BOFI HLDG., INC.(a)(b)*		300	$275,036

TOTAL PREFERRED STOCK
(COST: $300,000)			$275,036

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($30.50, EXPIRES 12-05-11)(b)*		8,187	$-
INUVO, INC ($40.00, EXPIRES 12-05-11)(b)*		4,093	-

TOTAL WARRANTS
(COST: $0)			$-

CORPORATE BONDS	2.8%	FACE AMOUNT	VALUE
HEALTHCARE FACILITIES
ADCARE HEALTH SYSTEMS, INC. (10.00%, 10/26/13)(a)(b)		500,000	$512,105

TOTAL CORPORATE BONDS
(COST: $500,000)			$512,105

TOTAL INVESTMENTS	103.3%
(COST: $19,396,287)			$19,180,135

OTHER LIABILITIES LESS ASSETS	(3.3%)		(607,505)

NET ASSETS - 100% (EQUIVALENT TO $9.57 PER SHARE BASED ON 1,940,997 SHARES OUTSTANDING)			$18,572,630

Cost of Investments is $19,458,275 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$3,149,147
Gross unrealized depreciation			(3,427,287)
Net unrealized depreciation			$(278,140)

(a)The securities are subject to legal or contractual restrictions on sale. They are valued at fair value in accordance with procedures adopted by the Board of Trustees of the Trust as of September 30, 2011. The aggregate value of restricted securities was $787,141 or 4.3% of net assets at September 30, 2011.

(b) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2011

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	101.6%
ADVERTISING AGENCY	3.0%
CONSTANT CONTACT, INC.*		33,600	$580,944
DG FASTCHANNEL, INC.*		35,900	608,505
TRAVELZOO, INC.*		32,300	710,277
			1,899,726

AGRICULTURAL MACHINERY	1.0%
TITAN MACHINERY, INC.*		33,600	601,440

ALTERNATIVE ENERGY	0.3%
AMERESCO, INC.*		16,400	166,624

ASSET MANAGEMENT & CUSTODIAN	0.5%
FINANCIAL ENGINES, INC.*		18,300	331,413

AUTO PARTS	2.5%
AMERIGON, INC.*		123,400	1,570,882

BACK OFFICE SUPPORT	2.5%
DICE HLDGS., INC.*		20,000	156,400
EXLSERVICE HLDGS., INC.*		62,900	1,383,800
			1,540,200

BIOTECHNOLOGY	1.9%
MOMENTA PHARMACEUTICALS, INC.*		23,000	264,500
VIROPHARMA, INC.*		52,600	950,482
			1,214,982

CHEMICALS - SPECIALTY	0.4%
KRATON PERFORMANCE POLYMERS, INC.*		14,500	234,610

COMMUNICATIONS	3.8%
ACME PACKET, INC.*		15,600	664,404
ARUBA NETWORKS, INC.*		67,500	1,411,425
IXIA*		37,800	289,926
			2,365,755

COMPUTER SERVICES SOFTWARE & SYSTEMS	20.9%
BROADSOFT, INC.*		65,800	1,997,030
DEALERTRACK HLDGS., INC.*		42,500	665,975
INTERACTIVE INTELLIGENCE, INC.*		62,800	1,700,624
KENEXA CORP.*		66,100	1,033,804
KEYNOTE SYSTEMS, INC.		32,900	695,177
LOGMEIN, INC.*		31,500	1,046,115
OPENTABLE, INC.*		36,200	1,665,562
REALPAGE, INC.*		24,534	501,720
RIGHTNOW TECHNOLOGIES, INC.*		61,000	2,016,050
TALEO CORP.*		41,800	1,075,096
WEB.COM GROUP, INC.*		105,200	734,296
			13,131,449

COMPUTER TECHNOLOGY	1.1%
21VIANET GROUP, INC. ADR*		65,900	668,885

CONSUMER ELECTRONICS	0.7%
REALD, INC.*		50,100	468,435

CONSUMER SERVICES - MISC.	0.9%
51JOB, INC. ADR*		13,700	547,589

CONSUMER STAPLES - MISC.	0.2%
TEAVANA HLDGS., INC.*		7,600	154,584

CONTROL & FILTER	1.4%
SUN HYDRAULICS CORP.		42,300	862,074

DIVERSIFIED METALS & MINERALS	0.5%
MATERION CORP.*		14,900	337,932

DIVERSIFIED RETAIL	3.2%
FRANCESCA'S HLDGS. CORP.*		95,200	2,019,192

ELECTRONICS	6.0%
II-VI, INC.*		45,700	799,750
IPG PHOTONICS CORP.*		49,400	2,145,936
IROBOT CORP.*		19,100	480,556
NEWPORT CORP.*		29,500	318,895
			3,745,137

ELECTRONICS COMPONENTS	7.2%
3D SYSTEMS CORP.*		22,700	317,573
ACACIA RESEARCH CORP.*		85,800	3,087,942
ROGERS CORP.*		28,700	1,123,031
			4,528,546

ENGINEERING & CONTRACTING SERVICES	1.3%
MISTRAS GROUP, INC.*		46,900	823,564

GAUGES & METERS	2.3%
FARO TECHNOLOGIES, INC.*		45,300	1,429,215

HEALTHCARE SERVICES	9.4%
HMS HLDGS. CORP.*		40,500	987,795
MEDIDATA SOLUTIONS, INC.*		69,100	1,136,004
MWI VETERINARY SUPPLY, INC.*		8,700	598,734
SXC HEALTH SOLUTIONS CORP.*		57,100	3,180,470
			5,903,003

INDUSTRIAL MACHINERY	1.9%
TWIN DISC, INC.		43,500	1,160,145

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	1.1%
ALIGN TECHNOLOGY, INC.*		18,900	286,713
IMRIS, INC.*		109,300	426,270
			712,983

OFFICE SUPPLIES EQUIPMENT	0.5%
ELECTRONICS FOR IMAGING, INC.*		22,900	308,463

OIL CRUDE PRODUCER	6.2%
CARRIZO OIL & GAS, INC.*		33,901	730,736
GULFPORT ENERGY CORP.*		77,100	1,864,278
NORTHERN OIL & GAS, INC.*		66,300	1,285,557
			3,880,571

OIL WELL EQUIPMENT & SERVICES	1.3%
BASIC ENERGY SERVICES, INC.*		37,700	533,832
TESCO CORP.*		23,500	272,600
			806,432

PHARMACEUTICALS	2.4%
IMPAX LABORATORIES, INC.*		71,500	1,280,565
SAGENT PHARMACEUTICALS, INC.*		12,400	250,976
			1,531,541

PHOTOGRAPHY	3.9%
IMAX CORP.*		170,700	2,471,736

PRODUCTION TECHNOLOGY EQUIPMENT	0.8%
COGNEX CORP.		17,800	482,380

SEMICONDUCTORS & COMPONENTS	4.4%
CEVA, INC.*		31,600	768,196
SILICON IMAGE, INC.*		67,600	396,812
SPREADTRUM COMMUNICATIONS, INC. ADR		87,900	1,577,805
			2,742,813

SPECIALTY RETAIL	1.5%
RUE21, INC.*		41,000	930,290

TEXTILES - APPAREL & SHOES	4.6%
G-III APPAREL GROUP LTD.*		42,500	971,550
VERA BRADLEY, INC.*		53,400	1,925,070
			2,896,620

UTILITIES - TELECOMMUNICATIONS	2.0%
WI-LAN, INC.		213,100	1,229,587

TOTAL EQUITIES
(COST: $67,257,548)			$63,698,798

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
INUVO, INC. ($30.50, EXPIRES 12/05/11)(a)*		17,004	$-
INUVO, INC.($40.00, EXPIRES 12/05/11)(a)*		8,502	-

TOTAL WARRANTS			$-
(COST: $0)

TOTAL INVESTMENTS	101.6%		$63,698,798
(COST: $67,257,548)

OTHER LIABILITIES LESS ASSETS	(1.6%)		(1,011,092)

NET ASSETS - 100% (EQUIVALENT TO $16.41 PER SHARE BASED ON 3,819,206 SHARES OUTSTANDING)			$62,687,706

Cost of Investments is $67,605,953 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$9,781,457
Gross unrealized depreciation			(13,688,612)
Net unrealized depreciation			$(3,907,155)

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2011

ADR - American Depositary Receipt

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.8%
AEROSPACE	0.8%
TELEDYNE TECHNOLOGIES, INC.*		1,200	$58,632

AUTO PARTS	2.3%
AMERIGON, INC.*		12,800	162,944

BANKS - SAVINGS/THRIFTS & MORTGAGE LENDING	2.6%
BOFI HLDG., INC.*		7,100	95,566
UNITED FINANCIAL BANCORP, INC.		6,000	82,140
			177,706

COMMERCIAL SERVICES	2.5%
NETQIN MOBILE, INC. ADR*		20,100	76,983
SINA CORP.*		1,400	100,254
			177,237

COMMUNICATIONS	3.6%
ACME PACKET, INC.*		2,200	93,698
ARUBA NETWORKS, INC.*		4,900	102,459
OCLARO, INC.*		14,000	50,960
			247,117

COMPUTER SERVICES SOFTWARE & SYSTEMS	8.2%
BROADSOFT, INC.*		4,900	148,715
KENEXA CORP.*		4,900	76,636
OPENTABLE, INC.*		1,800	82,818
PROS HLDGS., INC.*		11,900	153,391
SUCCESSFACTORS, INC.*		4,800	110,352
			571,912

CONSUMER LENDING	1.7%
ENCORE CAPITAL GROUP, INC.*		2,400	52,440
FIRST CASH FINANCIAL SERVICES, INC.*		1,600	67,120
			119,560

CONSUMER SERVICES - MISC.	0.8%
MERCADOLIBRE, INC.*		1,000	53,750

DIVERSIFIED RETAIL	0.4%
FRANCESCA'S HLDGS. CORP.*		1,200	25,452

DRUG & GROCERY STORE CHAINS	1.9%
THE FRESH MARKET, INC.*		3,500	133,560

ELECTRONICS	1.4%
IPG PHOTONICS CORP.*		2,200	95,568

ELECTRONICS COMPONENTS	6.5%
ACACIA RESEARCH CORP.*		12,550	451,674

HEALTHCARE MANAGEMENT SERVICES	1.7%
CATALYST HEALTH SOLUTIONS, INC.*		2,000	115,380

HEALTHCARE SERVICES	5.5%
HMS HLDGS. CORP.*		5,700	139,023
OMNICELL, INC.*		9,000	124,020
SXC HEALTH SOLUTIONS CORP.*		2,100	116,970
			380,013

HOTEL & MOTEL	1.7%
HOMEAWAY, INC.*		3,500	117,670

HOUSEHOLD FURNISHINGS	2.4%
SELECT COMFORT CORP.*		11,800	164,846

INDUSTRIAL MACHINERY	3.5%
SAUER-DANFOSS, INC.*		3,500	101,150
TWIN DISC, INC.		5,300	141,351
			242,501

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES	2.5%
NEOGEN CORP.*		3,100	107,694
SURMODICS, INC.*		7,400	67,340
			175,034

MEDICAL EQUIPMENT	4.7%
DEXCOM, INC.*		9,800	117,600
SYNERGETICS USA, INC.*		19,900	107,261
ZOLL MEDICAL CORP.*		2,700	101,898
			326,759

OFFICE SUPPLIES EQUIPMENT	5.0%
ELECTRONICS FOR IMAGING, INC.*		7,500	101,025
HERMAN MILLER, INC.		7,000	125,020
ZEBRA TECHNOLOGIES CORP.*		4,000	123,760
			349,805

OFFSHORE DRILLING	0.7%
HERCULES OFFSHORE, INC.*		16,700	48,597

OIL CRUDE PRODUCER	1.5%
ENERGY XXI (BERMUDA) LTD.*		4,900	105,252

OIL WELL EQUIPMENT & SERVICES	1.5%
MATRIX SERVICE CO.*		12,200	103,822

PHARMACEUTICALS	4.3%
AKORN, INC.*		8,500	66,300
DUSA PHARMACEUTICALS, INC.*		34,200	126,540
MEDICIS PHARMACEUTICAL CORP.		2,900	105,792
			298,632

PHOTOGRAPHY	2.0%
IMAX CORP.*		9,700	140,456

POLLUTION CONTROL	1.7%
TEAM, INC.*		5,500	115,390

RAILROADS	1.7%
GENESE & WYOMING, INC.*		2,600	120,952

RESTAURANTS	1.8%
CARIBOU COFFEE CO., INC.*		10,500	124,110

SEMICONDUCTORS & COMPONENTS	3.6%
APPLIED MICRO CIRCUITS CORP.*		9,500	51,015
CAVIUM, INC.*		2,000	54,020
SPREADTRUM COMMUNICATIONS, INC. ADR*		5,500	98,725
VOLTERRA SEMICONDUCTOR CORP.*		2,600	49,998
			253,758

SPECIALTY RETAIL	3.3%
ULTA SALON, COSMETICS & FRAGRANCE, INC.*		2,100	130,683
VITAMIN SHOPPE, INC.*		2,600	97,344
			228,027

TEXTILES - APPAREL & SHOES	15.7%
CROCS, INC.*		11,300	267,584
PERRY ELLIS INTERNATIONAL, INC.*		12,000	225,600
PHILLIPS-VAN HEUSEN CORP.		1,800	104,832
STEVE MADDEN LTD.*		3,275	98,578
VERA BRADLEY, INC.*		11,000	396,550
			1,093,144

UTILITIES - TELECOMMUNICATIONS	1.3%
WI-LAN, INC.		15,300	88,281

TOTAL EQUITIES
(COST: $7,020,499)			$6,867,541

TOTAL INVESTMENTS	98.8%
(COST: $7,020,499)			$6,867,541

OTHER ASSETS LESS LIABILITIES	1.2%		81,608

NET ASSETS - 100% (EQUIVALENT TO $10.09 PER SHARE BASED ON 688,823 SHARES OUTSTANDING)			$6,949,149

Cost of Investments is $7,021,536 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$740,730
Gross unrealized depreciation	(894,725)
Net unrealized depreciation	$(153,995)

* Non-Income producing security during the period ended September 30, 2011

ADR - American Depositary Receipt

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	96.0%
AUTO COMPONENTS	1.3%
TIANNENG POWER INTERNATIONAL LTD.*		2,000,000	$822,919
XINYI GLASS HLDG. CO. LTD.		1,800,000	748,948
			1,571,867

AUTOMOBILES	2.8%
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		3,000,000	2,325,988
GREAT WALL MOTOR CO. LTD.		1,000,000	1,138,840
			3,464,828

BIOTECHNOLOGY	0.1%
3SBIO, INC., LTD. ADR*		10,800	128,844

CHEMICALS	3.2%
DONGYUE GROUP		2,500,000	1,236,485
YINGDE GASES GROUP CO.*		3,000,000	2,716,234
			3,952,719

COMMERCIAL SERVICE & SUPPLY	1.5%
CHINA EVERBRIGHT INTERNATIONAL LTD.		8,000,000	1,857,565

COMMUNICATIONS EQUIPMENT	3.9%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		1,800,000	3,859,827
CHINA ALL ACCESS HLDGS. LTD.		4,000,000	761,743
COMBA TELECOM SYSTEMS HLDGS. LTD.		167,500	121,849
			4,743,419

COMPUTERS & PERIPHERALS	2.8%
CATCHER TECHNOLOGY CO. LTD.		350,000	2,003,893
GENIUS ELECTRONIC OPTICAL CO. LTD.*		200,000	1,476,737
			3,480,630

CONSTRUCTION & ENGINEERING	1.1%
CHINA STATE CONSTRUCTION INTERNATIONAL HLDGS. LTD.		2,500,000	1,316,903

CONSTRUCTION MATERIALS	2.2%
CHINA RESOURCES CEMENT HLDGS. LTD.		3,000,000	1,975,152
CHINA SHANSHUI CEMENT GROUP LTD.		1,000,000	676,888
			2,652,040

CONTAINERS & PACKAGING	0.9%
CPMC HLDGS. LTD.*		500,000	174,474
GREATVIEW ASEPTIC PACKAGING CO. LTD.*		3,000,000	881,116
			1,055,590
	3.4%
DISTRIBUTORS
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		4,000,000	3,550,402
DAH CHONG HONG HLDGS. LTD.		625,000	641,501
			4,191,903

DIVERSIFIED CONSUMER SERVICES	1.5%
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		80,000	1,837,600

ELECTRICAL EQUIPMENT	1.3%
NVC LIGHTING HLDGS. LTD.		4,000,000	1,534,582

FOOD PRODUCTS	7.5%
BIOSTIME INTERNATIONAL HLDGS. LTD.		1,800,000	3,000,485
CHINA MENGNIU DAIRY CO. LTD.*		1,050,000	3,212,671
CHINA MODERN DAIRY HLDGS. LTD.*		14,000,000	2,936,667
			9,149,823

FOOD & STAPLES RETAILING	0.0%
FU JI FOOD & CATERING SERVICES HLDGS. LTD.*		1,325,000	-

GAS UTILITIES	5.4%
CHINA RESOURCES GAS GROUP LTD.*		2,500,000	3,363,446
ENN ENERGY HLDGS. LTD.		1,000,000	3,234,879
			6,598,325

HEALTHCARE EQUIPMENT & SUPPLIES	4.4%
CHINA KANGHUI HLDGS. ADR*		150,000	2,925,000
CHINA MEDICAL SYSTEM HLDGS. LTD.		3,750,000	2,494,414
			5,419,414

HOTELS RESTAURANTS & LEISURE	5.1%
CHINA LOTSYNERGY HLDGS. LTD.*		6,008,000	76,456
GALAXY ENTERTAINMENT GROUP LTD.		2,000,000	2,905,694
HOME INNS & HOTELS MGMT., INC. ADR*		50,000	1,288,500
MGM CHINA HLDGS. LTD.*		1,500,000	1,987,827
			6,258,477

HOUSEHOLD PRODUCTS	1.6%
VINDA INTERNATIONAL HLDGS. LTD.*		2,000,000	1,993,656

INFORMATION TECHNOLOGY SERVICES	2.1%
51JOB, INC. ADR*		55,000	2,198,350
ISOFTSTONE HLDGS. LTD. ADR*		50,000	324,500
			2,522,850

INTERNET SOFTWARE & SERVICES	11.3%
21VIANET GROUP, INC. ADR*		194,000	1,969,100
CHANGYOU.COM LTD. ADR*		70,000	1,771,000
NETEASE.COM, INC. ADR*		80,000	3,052,800
PCHOME ONLINE, INC.*		100,000	583,466
SINA CORP.*		44,000	3,150,840
SOHU.COM, INC.*		52,500	2,530,500
YOUKU.COM, INC. ADR*		43,000	703,480
			13,761,186

MACHINERY	5.2%
AIRTAC INTERNATIONAL GROUP		200,000	1,129,604
HIWIN TECHNOLOGIES CORP.		400,000	2,712,354
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.		3,200,000	2,529,296
			6,371,254

MEDIA	0.4%
CHARM COMMUNICATIONS, INC. ADR*		58,500	491,400

METALS & MINING	3.2%
CHU KONG PETROLEUM & NATURAL GAS STEEL PIPE HLDGS. LTD.		3,500,000	545,355
ZHAOJIN MINING INDUSTRY CO. LTD.		2,000,000	3,326,913
			3,872,268

MULTILINE RETAIL	1.7%
GOLDEN EAGLE RETAIL GROUP LTD.		1,000,000	2,038,318

PAPER & FOREST PRODUCTS	0.6%
CHINA FORESTRY HLDGS. LTD.		5,760,000	272,748
YOUYUAN INTERNATIONAL HLDGS. LTD.*		2,000,000	508,540
			781,288

REAL ESTATE	0.7%
SOUFUN HLDGS. LTD. ADR		90,000	916,200

REAL ESTATE MANAGEMENT & DEVELOPMENT	1.3%
AGILE PROPERTY HLDGS. LTD.		700,000	454,091
CHINA OVERSEAS GRAND OCEANS GROUP LTD.*		750,000	463,142
SYSWIN, INC. ADR*		317,200	662,948
			1,580,181

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT	4.4%
SPREADTRUM COMMUNICATIONS, INC. ADR		300,000	5,385,000

SOFTWARE	2.9%
AUTONAVI HLDGS. LTD. ADR*		120,000	1,634,400
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.		4,000,000	1,494,620
NETQIN MOBILE, INC. ADR*		125,000	478,750
			3,607,770

SPECIALTY RETAIL	7.2%
CHOW SANG SANG HLDGS. INTERNATIONAL LTD.		800,000	1,723,471
EMPEROR WATCH & JEWELLERY LTD.		25,000,000	2,975,961
I.T. LTD.		2,000,000	1,236,973
LUK FOOK HLDGS. (INTERNATIONAL) LTD.		1,000,000	2,925,341
			8,861,746

TEXTILE APPAREL & LUXURY GOODS	4.0%
DAPHNE INTERNATIONAL HLDGS. LTD.		2,000,000	1,773,095
TRINITY LTD.		4,000,000	3,158,744
			4,931,839

WATER UTILITIES	0.6%
BEIJING ENTERPRISES WATER GROUP LTD.		4,000,000	723,733

WIRELESS TELECOMMUNICATION SERVICE	0.4%
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.*		320,000	480,025

TOTAL EQUITIES
(COST: $148,525,921)			$117,533,243

WARRANTS	0.2%	Units	Value
AUTO COMPONENTS
CHINA XD PLASTICS CO. LTD.($4.58, EXPIRES 6/1/15)		130,435	$242,887

TOTAL WARRANTS
(COST: $411,309)			$242,887

COMMERCIAL PAPER	2.3%	Face Amount	Value
PRUDENTIAL FINANCIAL
0.30% DUE 10/03/11		2,800,000	$2,800,000

TOTAL COMMERCIAL PAPER
(COST: $2,800,000)			$2,800,000

TOTAL INVESTMENTS	98.5%		$120,576,130
(COST: $151,737,230)

OTHER ASSETS LESS LIABILITIES	1.5%		1,888,035

NET ASSETS - 100% (EQUIVALENT TO $9.71 PER SHARE BASED ON 12,615,364 SHARES OUTSTANDING)			$122,464,165

Cost of Investments is $153,096,844 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation			$9,261,469
Gross unrealized depreciation			(41,782,183)
Net unrealized depreciation			$(32,520,714)

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-Income producing security during the period ended September 30, 2011

ADR - American Depositary Receipt

COUNTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA AND HONG KONG)	90.5%
TAIWAN	5.5%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.7%
AUSTRALIA	2.5%
AUSDRILL LTD.		79,786	$205,607
IMDEX LTD.		127,984	199,138
			404,745

CANADA	10.6%
COASTAL ENERGY CO.*		27,600	252,849
HARRY WINSTON DIAMOND CORP.*		35,000	356,046
LULULEMON ATHLETICA, INC.*		3,600	175,070
PAINTED PONY PETROLEUM LTD.*		20,700	216,699
PINECREST ENERGY, INC.*		72,700	131,816
PRECISION DRILLING CORP.*		25,000	208,274
SXC HEALTH SOLUTIONS CORP.*		7,000	390,514
			1,731,268

CHINA	1.5%
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		270,000	239,652

GERMANY	8.4%
AURELIUS AG		13,400	497,287
DRAEGERWERK AG & CO. KGAA*		2,950	282,225
DUERR AG		18,500	596,126
			1,375,638

HONG KONG	9.0%
ASIA CEMENT (CHINA) HLDGS. CORP.		193,500	76,375
DAH CHONG HONG HLDGS. LTD.		259,000	265,838
EMPEROR WATCH & JEWELLERY LTD.		920,000	109,515
HUTCHISON TELECOMMUNICATIONS HONG KONG HLDGS. LTD.		762,000	265,908
INTERNATIONAL TAIFENG HLDGS. LTD.		591,500	231,879
LUK FOOK HLDGS. (INTERNATIONAL) LTD.		53,000	155,043
MGM CHINA HLDGS. LTD.*		133,200	176,519
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		59,000	88,505
VARITRONIX INTERNATIONAL LTD.		304,000	111,663
			1,481,245

ITALY	1.5%
DE'LONGHI SPA		21,300	191,763
PRIMA INDUSTRIE SPA*		7,000	55,513
			247,276

JAPAN	32.7%
AIN PHARMACIEZ, INC.*		900	39,658
ANRITSU CORP.		82,000	909,425
CROOZ, INC.		371	581,772
DENA CO. LTD.		5,100	213,647
FUJITSU GENERAL LTD.		42,000	247,641
GREE, INC.*		16,300	497,107
M3, INC.		62	308,666
MEGANE TOP CO. LTD.		53,700	558,325
NET ONE SYSTEMS CO. LTD.		240	631,076
SERIA CO. LTD.		59	324,680
SHIP HEALTHCARE HLDGS., INC.		15,200	375,265
VALOR CO. LTD.		39,600	677,440
			5,364,702

NETHERLANDS	0.5%
KONINKLIJKE WESSANEN NV*		19,200	85,859

NORWAY	3.3%
OPERA SOFTWARE ASA		62,200	274,718
ELECTROMAGNETIC GEOSERVICES AS*		141,100	267,189
			541,907

SINGAPORE	0.7%
XP POWER LTD.		7,100	116,877

SOUTH KOREA	2.0%
NEOWIZ GAMES CORP.*		5,900	324,857

UNITED KINGDOM	26.0%
ASOS PLC*		12,000	282,716
BOOKER GROUP PLC*		145,800	164,837
DIPLOMA PLC		68,000	336,029
FERREXPO PLC		68,000	277,590
HAMWORTHY PLC		32,200	255,749
INTERNATIONAL PERSONAL FINANCE PLC		127,300	439,189
KENTZ CORP. LTD.		70,000	491,158
LANCASHIRE HLDGS. LTD.		38,200	409,974
MONEYSUPERMARKET.COM GROUP PLC		216,300	345,091
RANDGOLD RESOURCES LTD.*		5,800	563,391
RIGHTMOVE PLC*		18,700	346,271
SENIOR PLC*		94,400	211,302
TT ELECTRONICS PLC		60,100	144,788
			4,268,085

TOTAL EQUITIES
(COST: $18,175,633)			$16,182,111

TOTAL INVESTMENTS	98.7%
(COST: $18,175,633)			$16,182,111

OTHER ASSETS LESS LIABILITIES	1.3%		220,877

NET ASSETS - 100% (EQUIVALENT TO $9.43 PER SHARE BASED ON 1,739,693 SHARES OUTSTANDING)			$16,402,988

Cost of investments is $18,271,088 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$707,324
Gross unrealized depreciation	(2,796,301)
Net unrealized deppreciation	$(2,088,977)

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the period ended September 30, 2011

SECTOR ALLOCATIONS (AS A PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY	20.1%
CONSUMER STAPLES	5.9%
ENERGY	6.6%
FINANCIALS	8.2%
HEALTH CARE	8.3%
INDUSTRIALS	11.8%
INFORMATION TECHNOLOGY	26.6%
MATERIALS	9.0%
TELECOMM SERVICE	2.2%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS(a)
SEPTEMBER 30, 2011 (UNAUDITED)

		SHARES	VALUE
EQUITIES	89.2%
AUSTRALIA	11.3%
ASTON RESOURCES LTD.*		6,000	$57,204
ATLAS IRON LTD.		25,000	67,122
BOART LONGYEAR GROUP		25,000	61,795
CAMPBELL BROTHERS LTD.		1,500	59,761
ILUKA RESOURCES LTD.		8,000	93,637
MESOBLAST LTD.*		18,000	138,079
MOLOPO ENERGY LTD.*		2,774	1,872
NRW HLDGS. LTD.		20,000	44,067
PERSEUS MINING LTD.*		50,000	147,037
RESOLUTE MINING LTD.*		40,000	58,360
			728,934

CHINA	15.6%
AAC ACOUSTIC TECHNOLOGIES HLDGS., INC.		60,000	128,661
BAIDU.COM, INC. ADR*		1,200	128,292
BRILLIANCE CHINA AUTOMOTIVE HLDGS. LTD.*		130,000	100,793
CHINA MENGNIU DAIRY CO. LTD.*		40,000	122,388
CHINA ZHENGTONG AUTO SERVICES HLDGS. LTD.*		230,000	204,148
COMBA TELECOM SYSTEMS HLDGS. LTD.		22,500	16,368
ENN ENERGY HLDGS. LTD.		40,000	129,395
SINA CORP.*		1,000	71,610
SINOTRANS SHIPPING LTD.		234,000	51,611
SPREADTRUM COMMUNICATIONS, INC. ADR		1,200	21,540
SANY HEAVY EQUIPMENT INTERNATIONAL HLDGS. CO. LTD.		40,000	31,616
			1,006,422

HONG KONG	12.6%
CHOW SANG SANG HLDGS. INTERNATIONAL LTD.		40,000	86,174
DAH CHONG HONG HLDGS. LTD.		30,000	30,792
EMPEROR WATCH & JEWELLERY LTD.		800,000	95,231
GALAXY ENTERTAINMENT GROUP LTD.*		50,000	72,642
LUK FOOK HLDGS. (INTERNATIONAL) LTD.		30,000	87,760
MGM CHINA HLDGS. LTD.*		80,000	106,018
PEACE MARK HLDGS. LTD.*		72,000	-
SJM HLDGS. LTD.		60,000	105,995
SMARTONE TELECOMMUNICATIONS HLDGS. LTD.		60,000	90,005
TRINITY LTD.		130,000	102,659
YGM TRADING LTD.		20,000	38,576
			815,852

INDIA	7.0%
INDRAPRASTHA GAS LTD.*		4,000	34,630
JUBILANT FOODWORKS LTD.*		6,000	96,669
MAHINDRA & MAHINDRA LTD.		3,000	49,005
PETRONET LNG LTD.		45,000	146,286
TITAN INDUSTRIES LTD.		30,000	127,398
			453,988

INDONESIA	10.0%
PT AKR CORPORINDO TBK		300,000	80,956
PT ALAM SUTERA REALTY TBK*		2,000,000	86,460
PT BUMI SERPONG DAMAI		400,000	39,126
PT GAJAH TUNGGAL TBK		200,000	55,405
PT GUDANG GARAM TBK*		10,000	59,136
PT INDOCEMENT TUNGGAL PRAKARSA TBK*		40,000	62,986
PT JASA MARGA*		80,000	35,809
PT MITRA ADIPERKASA TBK		300,000	145,257
PT XL AXIATA TBK		150,000	83,989
			649,124

JAPAN	16.8%
ANRITSU CORP.		10,000	110,906
GREE, INC.		8,000	243,979
KAKAKU.COM, INC.		3,000	123,144
KONAMI CORP.		2,000	67,144
NABTESCO CORP.		3,500	66,152
NET ONE SYSTEMS CO. LTD.		20	52,590
SANRIO CO. LTD.		2,000	93,709
SHIP HEALTHCARE HLDGS., INC.		7,000	172,819
START TODAY CO. LTD.		5,000	108,339
TAIKISHA LTD.		2,000	45,017
			1,083,799

MALAYSIA	1.8%
AIRASIA BHD*		50,000	46,874
TA ANN HLDGS. BHD		50,000	66,941
			113,815

MONGOLIA	1.2%
HUNNU COAL LTD.*		50,000	80,227

SINGAPORE	2.4%
NOBLE GROUP LTD.*		30,000	29,929
SAKARI RESOURCES LTD.		25,000	37,287
SHENG SIONG GROUP LTD.*		100,000	31,348
STX OSV HLDGS. LTD.		80,000	56,347
			154,911

SOUTH KOREA	6.0%
DAUM COMMUNICATIONS CORP.*		500	59,957
DUKSAN HI-METAL CO. LTD.*		4,000	90,342
GAMEVIL, INC.*		1,000	58,374
ORION CORP.		100	43,716
SAMSUNG FINE CHEMICALS CO., LTD.*		2,000	68,848
SEEGENE, INC.*		1,000	65,236
			386,473

THAILAND	4.5%
ASIAN PROPERTY DEVELOPMENT PCL*		500,000	87,069
CHAROEN POKPHAND FOODS PCL*		70,000	59,821
HOME PRODUCT CENTER PCL		250,000	74,730
THAI UNION FROZEN PRODUCTS PCL		40,000	66,175
			287,795

TOTAL EQUITIES
(COST: $6,146,939)			$5,761,340

TOTAL INVESTMENTS	89.2%
(COST: $6,146,939)			$5,761,340

OTHER ASSETS LESS LIABILITIES	10.8%		696,909

NET ASSETS - 100% (EQUIVALENT TO $7.30 PER SHARE BASED ON 884,703 SHARES OUTSTANDING)			$6,458,249

Cost of Investments is $6,164,648 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$530,227
Gross unrealized depreciation	(933,535)
Net unrealized depreciation	$(403,308)

(a) Certain Securities were fair valued under the discretion of the Board of Trustees.

* Non-Income producing security during the period ended September 30, 2011

ADR - American Depositary Receipt

SECTOR ALLOCATIONS (AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	27.6%
CONSUMER STAPLES	5.9%
ENERGY	4.1%
FINANCIALS	3.3%
HEALTH CARE	5.8%
INDUSTRIALS	9.4%
INFORMATION TECHNOLOGY	18.2%
MATERIALS	9.6%
TELECOMMUNICATION SERVICE	2.7%
UTILITIES	2.6%

Fair Value Measurements

In accordance with  Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities Total Level 1	$ 18,392,994 18,392,994	$ 63,698,798 63,698,798	$ 6,867,541 6,867,541
Level 2 – Equities Total Warrants Total Corporate Bonds Total Preferred Stock Total Level 2	- - 512,105 275,036 787,141	- - - - -	- - - - -
Level 3	-	-	-
Total Investments	$ 19,180,135	$ 63,698,798	$ 6,867,541

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities Total Asia Total Europe Total Other Countries Total Level 1	$ 36,204,201 - - 36,204,201	$176,519 497,287 1,731,268 2,405,074	$ 402,524 - - 402,524
Level 2 – Equities Total Asia Total Europe Total Other Countries Total Warrants Total Commercial Paper Total Level 2	81,329,042 - - 242,887 2,800,000 84,371,929	7,350,814 6,021,478 404,745 - - 13,777,037	4,549,655 - 809,161 - - 5,358,816
Level 3	-	-	-
Total Investments	$120,576,130	$ 16,182,111	$ 5,761,340

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:   /s/ James W. Oberweis
      James W. Oberweis
      Principal Executive Officer

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James W. Oberweis
      James W. Oberweis
      Principal Executive Officer

Date: November 29, 2011

By:   /s/ Patrick B. Joyce
      Patrick B. Joyce
      Principal Financial Officer

Date: November 29, 2011